Seligman Funds

March 2, 2009

Mr. Brent Fields

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Seligman Portfolios, Inc. (the “Fund”)

Post-Effective Amendment No. 42

File Nos. 033-15253, 811-05221

Dear Mr. Fields:

Enclosed, please find copies of Post-Effective Amendment No. 42 (the “Filing”) to the registration statement on Form N-1A of the Fund filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”).

The Filing is being made pursuant to Rule 485(a)(1) of the 1933 Act to reflect: (i) changes to the sections of the Fund’s Class 1 prospectus entitled “Principal Investment Strategies” for Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Investment Grade Fixed Income Portfolio, each a portfolio of the Fund; and (ii) the change of control of J. & W. Seligman & Co. Incorporated (“Seligman”) as a result of Ameriprise Financial, Inc.’s acquisition of Seligman on November 7, 2008.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

cc: Keith O’Connell

Very truly yours,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary